SHARE-BASED PAYMENTS - Summary of the RSU activity (Details)	6 Months Ended
	Jun. 30, 2025 shares $ / shares	Jun. 30, 2024 shares $ / shares
NUMBER OF AWARDS
Granted (in shares)	44,086	56,995
RSUs
NUMBER OF AWARDS
Period start, outstanding (in shares)	611,831	0
Granted (in shares)	503,946	605,370
Vested (in shares)	(147,183)
Forfeited (in shares)	(30,569)	(11,463)
Period end, outstanding (in shares)	938,025	593,907
WEIGHTED AVERAGE EXERCISE PRICE PER SHARE IN USD
Period start, exercise price (in usd per share) | $ / shares	$ 9.42	$ 0
Granted (in usd per share) | $ / shares	13.51	9.39
Vested (in usd per share) | $ / shares	9.39
Forfeited (in usd per share) | $ / shares	11.43	9.26
Period end, exercise price (in usd per share) | $ / shares	$ 11.56	$ 9.39